SUMMARY OF ACCRUED LIABILITIES (Details) - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Payables and Accruals [Abstract]
Employee-related liabilities		$ 1,372	$ 1,031
Other current liabilities		298	396
Total Accrued Liabilities	$ 1,047	$ 1,670	$ 1,427